Deferred Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Deferred Tax Assets/Liabilities
2 1	DEFERRED TAX ASSETS/LIABILITIES

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Deferred tax assets	3,463	1,943
Deferred tax liabilities	(852)	(1,507)

	2,611	436

Following are the major deferred tax liabilities and assets recognized by the Group:

Deferred tax asset (net)	Provisions	T ax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2021	1,078	34	—	339	1,451
Credit (charge) to profit or loss (Note 27)	46	(158)	(1,402)	—	(1,514)
Over ( U nder ) provision in prior years (Note 27)	707	(109)	—	—	598
Currency alignment	(81)	(40)	—	22	(99)

At December 31, 2021	1,750	(273)	(1,402)	361	436
(Charge) credit to profit or loss (Note 27)	(116)	475	874	411	1,644
Over (Under) provision in prior years (Note 27)	1,070	(36)	—	—	1,034
Acquired on acquisition of a subsidiary (Note 34)	—	—	—	(317)	(317)
Currency alignment	(235)	4	—	45	(186)

At December 31, 2022	2,469	170	(528)	500	2,611

As of December 31, 2022, the Group’s undistributed earnings from certain
non-U.S.
subsidiaries were not indefinitely reinvested. Accordingly, the Group recorded a deferred tax liability of S$0.5 million (2021:S$1.4 million) for the estimated taxes associated with the repatriation of these earnings. No deferred tax liability is recognized on temporary differences of S$13.2 million (2021: S$11.3 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timing of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future. Temporary differences arising in connection with interests in associates are insignificant.